7. SALE AND LEASEBACK TRANSACTION (Details Narrative) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Sale And Leaseback Transaction Details Narrative
Unrecognized portion of the Sale and Leaseback gain	$ 532,000	$ 561,000